SHARE-BASED PAYMENTS - DSU Activity (Details) - Deferred Share Unit (DSU)	12 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	523,470	675,097
Units granted (in shares)	79,196	92,211
Units redeemed (in shares)	(140,251)	(253,176)
Dividends paid in units (in shares)	7,420	9,338
Units outstanding, end of year (in shares)	469,835	523,470